Debts and lines of credit (Details 2) ¥ in Millions, $ in Millions		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term debts		¥ 8,014	$ 1,146	¥ 7,581
Short-term debts	[1]	4,817		3,902
Long-term debts due within one year	[2]	3,197		3,679
Long-term debts	[2]	41,675		31,705
Total		¥ 49,689		¥ 39,286

[1]	As of December 31, 2025, all short-term debts were unsecured, and the weighted average interest rate for the outstanding short-term debts was 1.7% per annum.
[2]	As of December 31, 2025, the major long-term debts were listed as below.